Document And Entity Information	Sep. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 10, 2025
Entity Registrant Name	Clearside Biomedical, Inc.
Entity Central Index Key	0001539029
Entity Emerging Growth Company	false
Entity File Number	001-37783
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2437375
Entity Address, Address Line One	900 North Point Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	(678)
Local Phone Number	270-3631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSD
Security Exchange Name	NASDAQ